Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
		Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Columbia Total Return Bond Fund-Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value			$ 9,696	$ 9,946	$ 10,182	$ 10,190	$ 10,746	$ 11,428	$ 12,612	$ 11,260	$ 10,892	$ 10,818	$ 11,934
Columbia Total Return Bond Fund-Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value			10,000	10,181	10,345	10,276	10,756	11,353	12,440	11,019	10,580	10,430	11,420
Columbia Total Return Bond Fund-Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value			10,000	10,272	10,542	10,589	11,182	11,920	13,195	11,811	11,454	11,405	12,612
Columbia Total Bond Fund - Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value			10,000	10,280	10,567	10,607	11,223	11,974	13,255	11,872	11,521	11,479	12,704
Columbia Total Return Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value			10,000	10,285	10,567	10,625	11,234	12,004	13,292	11,908	11,563	11,527	12,761
Columbia Total Return Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Class R
Accumulated Value			10,000	10,221	10,438	10,420	10,961	11,627	12,807	11,406	11,003	10,902	11,996
Columbia Total Return Bond Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value			10,000	10,272	10,542	10,589	11,182	11,920	13,195	11,811	11,454	11,405	12,610
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000	$ 10,272	$ 10,357	$ 10,324	$ 10,870	$ 12,049	$ 12,017	$ 10,994	$ 10,947	$ 10,786	$ 11,651

[1]	The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.